ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2012	2011

Government authorities	$101	$76
Accrued expenses	478	1,046
Tax liabilities	498	630
Bifurcated conversion feature presented in fair value	-	227
Others	143	154

	$1,220	$2,133